Loans Payable — Financial Institution	12 Months Ended
Jun. 30, 2025
Loans Payable — Financial Institution [Abstract]
Loans Payable — Financial Institution

Note 8 — Loans Payable — Financial Institution

On October 21, 2022, RP Singapore entered into a loan agreement with a financial institution to obtain a loan of SGD 40,000 (USD 31,449) for a term of 10 months and at a fixed annual interest rate of 1.88%. The loan was unsecured and guaranteed by a third party. This loan has been settled as of August 2023.

On November 2, 2022, RP Singapore entered into a short-term loan agreement with a financial institution to obtain a loan of SGD 20,000 (USD 15,725) for a term of ten months and at a fixed monthly interest rate of 3.00%. The bank loan was unsecured and guaranteed by a third party. This loan has been settled as of September 2023.

On November 14, 2022, RP Singapore entered into a short-term loan agreement with a financial institution to obtain a loan of SGD 40,000 (USD 31,449) for a term of ten months and at a fixed monthly interest rate of 5.00%. The bank loan was unsecured and guaranteed by a third party. This loan has been settled as of September 2023.

On March 3, 2023, RP Singapore entered into a short-term loan agreement with a financial institution to obtain a loan of SGD 25,000 (USD 19,656) for a term of six months and at a fixed monthly interest rate of 3.50%. The bank loan was unsecured and guaranteed by a third party. This loan has been settled as of September 2023.

On April 28, 2023, RP Singapore entered into a short-term loan agreement with a financial institution to obtain a loan of SGD 100,000 (USD 78,622) for a term of 20 bi-weekly installment and at a fixed bi-weekly interest rate of 1.75%. The bank loan was unsecured and guaranteed by a third party. This loan has been settled as of June 2025.

On April 8, 2024, RP Singapore entered into a short-term loan agreement with a financial institution to obtain a loan of SGD 80,000 (USD 62,898) for a term of one month and at a fixed monthly interest rate of 6.00%. The financial loan was unsecured and guaranteed by a third party. On June 12, 2024, after a repayment of SGD 10,000 (USD 7,862) towards the outstanding amount, the loan was re-structured to be a monthly repayment over a term of 8 months. As of June 30, 2025, the outstanding balance is SGD 30,261 (USD 23,792).

As of June 30, 2024, RP Singapore has utilized the overdraft credit line of SGD 173,809 from a banking institution. The overdraft credit line was unsecured and guaranteed by a third party with an annual interest rate of 7.25%.

As of June 30, 2025 RP Singapore has utilized the overdraft credit line of SGD 161,567 (USD127,028) from a banking institution. The overdraft credit line was unsecured and guaranteed by a third party with an annual interest rate of 7.25%.